LONG-TERM INVESTMENTS (Details) - CNY (¥) ¥ in Millions	1 Months Ended
	Jul. 31, 2022	Sep. 30, 2017	Dec. 31, 2022	Nov. 30, 2022	May 31, 2018
LONG-TERM INVESTMENTS
Long-term debt			¥ 233.0
Jincheng Consumer Finance (Sichuan) Co., Ltd. ("Jincheng")
LONG-TERM INVESTMENTS
Percentage of ownership in equity method investments		19.00%
Consideration for equity method investments		¥ 233.0
Proceeds from Dividends Received	¥ 10.4
Fixed annual interest rate (in percentage)				5.00%
Debt instrument carrying amount pledged				¥ 282.8
Weiche Information Technology Co., Ltd. ("Weiche")
LONG-TERM INVESTMENTS
Percentage of ownership in equity method investments					40.00%